FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2019
Fair Value Measurement [Abstract]
Financial assets classification
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2018:

(US$ MILLIONS)
MEASUREMENT BASIS	Fair Value through Profit and Loss	Fair Value through Other Comprehensive Income	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,949	$1,949
Accounts and other receivable, net (current and non-current) (1)	67	—	5,093	5,160
Other assets (current and non-current) (2)	—	—	563	563
Financial assets (current and non-current) (3)	413	376	580	1,369
Total	$480	$376	$8,185	$9,041
Financial liabilities
Accounts payable and other (4)	$311	$48	$4,679	$5,038
Borrowings (current and non-current)	—	—	10,866	10,866
Total	$311	$48	$15,545	$15,904
____________________________________

(1)	Accounts receivable recognized at fair value relates to our mining business.

(2)	Excludes prepayments and other assets of $950 million.

(3)	Refer to Hedging Activities in Note 4(a) below.

(4)	Excludes provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and various taxes and duties of $4,044 million.
The following table provides the details of financial instruments and their associated financial instrument classifications as at June 30, 2019:

(US$ MILLIONS)
MEASUREMENT BASIS	Fair Value through Profit and Loss	Fair Value through Other Comprehensive Income	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,940	$2,940
Accounts and other receivable, net (current and non-current) (1)	62	—	5,826	5,888
Other assets (current and non-current) (2)	—	—	584	584
Financial assets (current and non-current) (3)	377	302	520	1,199
Total	$439	$302	$9,870	$10,611
Financial liabilities
Accounts payable and other (4)	$384	$130	$10,418	$10,932
Borrowings (current and non-current)	—	—	22,516	22,516
Total	$384	$130	$32,934	$33,448
____________________________________

(1)	Accounts receivable recognized at fair value relates to our mining business.

(2)	Excludes prepayments and other assets of $1,184 million.

(3)	Refer to Hedging Activities in Note 4(a) below.

(4)	Excludes provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and various taxes and duties of $3,498 million.

(US$ MILLIONS)	June 30, 2019	December 31, 2018
Current
Marketable securities	$256	$265
Restricted cash	170	376
Derivative contracts	108	223
Loans and notes receivable	31	22
Total current	$565	$886
Non-current
Marketable securities (1)	$—	$1
Restricted cash	198	32
Derivative contracts	27	20
Loans and notes receivable	122	150
Other financial assets (1)	287	280
Total non-current	$634	$483
____________________________________

(1)	Other financial assets include secured debentures to homebuilding companies in our business services segment.

(US$ MILLIONS)	June 30, 2019	December 31, 2018
Current, net	$5,004	$4,307
Non-current, net
Accounts receivable	139	37
Retainer on customer contract	103	103
Billing rights	642	713
Total Non-current, net	$884	$853
Total	$5,888	$5,160

Financial liabilities classification
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2018:

(US$ MILLIONS)
MEASUREMENT BASIS	Fair Value through Profit and Loss	Fair Value through Other Comprehensive Income	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,949	$1,949
Accounts and other receivable, net (current and non-current) (1)	67	—	5,093	5,160
Other assets (current and non-current) (2)	—	—	563	563
Financial assets (current and non-current) (3)	413	376	580	1,369
Total	$480	$376	$8,185	$9,041
Financial liabilities
Accounts payable and other (4)	$311	$48	$4,679	$5,038
Borrowings (current and non-current)	—	—	10,866	10,866
Total	$311	$48	$15,545	$15,904
____________________________________

(1)	Accounts receivable recognized at fair value relates to our mining business.

(2)	Excludes prepayments and other assets of $950 million.

(3)	Refer to Hedging Activities in Note 4(a) below.

(4)	Excludes provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and various taxes and duties of $4,044 million.
The following table provides the details of financial instruments and their associated financial instrument classifications as at June 30, 2019:

(US$ MILLIONS)
MEASUREMENT BASIS	Fair Value through Profit and Loss	Fair Value through Other Comprehensive Income	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,940	$2,940
Accounts and other receivable, net (current and non-current) (1)	62	—	5,826	5,888
Other assets (current and non-current) (2)	—	—	584	584
Financial assets (current and non-current) (3)	377	302	520	1,199
Total	$439	$302	$9,870	$10,611
Financial liabilities
Accounts payable and other (4)	$384	$130	$10,418	$10,932
Borrowings (current and non-current)	—	—	22,516	22,516
Total	$384	$130	$32,934	$33,448
____________________________________

(1)	Accounts receivable recognized at fair value relates to our mining business.

(2)	Excludes prepayments and other assets of $1,184 million.

(3)	Refer to Hedging Activities in Note 4(a) below.

(4)	Excludes provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and various taxes and duties of $3,498 million.

Carrying and fair values of financial assets
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at June 30, 2019 and December 31, 2018:

	June 30, 2019			December 31, 2018
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares	$256	$—	$—	$266	$—	$—
Accounts receivable	—	62	—	—	67	—
Derivative assets	10	125	—	41	202	—
Other financial assets	3	—	285	—	—	280
Total	$269	$187	$285	$307	$269	$280
Financial liabilities
Derivative liabilities	$6	$419	$2	$13	$296	$13
Other financial liabilities	—	—	87	—	—	37
Total	$6	$419	$89	$13	$296	$50

The following table presents the change in the balance of financial assets classified as Level 3 as at June 30, 2019:

(US$ MILLIONS)	June 30, 2019
Balance at beginning of year	$280
Fair value change recorded in net income	5
Balance at end of period	$285

Carrying and fair values of financial liabilities
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at June 30, 2019 and December 31, 2018:

	June 30, 2019			December 31, 2018
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares	$256	$—	$—	$266	$—	$—
Accounts receivable	—	62	—	—	67	—
Derivative assets	10	125	—	41	202	—
Other financial assets	3	—	285	—	—	280
Total	$269	$187	$285	$307	$269	$280
Financial liabilities
Derivative liabilities	$6	$419	$2	$13	$296	$13
Other financial liabilities	—	—	87	—	—	37
Total	$6	$419	$89	$13	$296	$50